J.P. Morgan Mortgage Trust 2025-6 ABS-15G

Exhibit 99.12

Seller Loan ID	JPM Loan ID	Data Field	Tape Data	IB Review Value	Discrepancy Comments
###	304682177	Sales Price	XXX	XXX	Tape value is countered sales price which was reduced as per the amendment to the purchase agreement.
###	304682177	Original Loan to Value	47.62%	45.95%	Review value agrees with the loan approval. Source of tape is unknown.
###	304682177	Original Combined Loan to Value	47.62%	45.95%	Review value agrees with the loan approval. Source of tape is unknown.
###	304682177	Total Debt to Income Ratio	30.13%	43.14%	Recd updated 1008, DTI 44.82% agrees with the DU. Variance < 3% is non-material. Source of tape is unknown.